First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 42.1%
	Aerospace/Defense — 0.9%
$21,049,000	BAE Systems Holdings, Inc. (a)	3.85%	12/15/25	$20,985,233
26,750,000	Howmet Aerospace, Inc.	5.90%	02/01/27	27,307,631
5,000,000	Northrop Grumman Corp.	3.20%	02/01/27	4,914,402
				53,207,266
	Auto Manufacturers — 0.8%
16,022,000	American Honda Finance Corp., SOFR + 0.71% (b)	5.05%	01/09/26	16,051,530
15,000,000	Toyota Motor Credit Corp., SOFR Compounded Index + 0.45% (b)	4.79%	04/10/26	15,016,397
15,000,000	Toyota Motor Credit Corp., SOFR + 0.47% (b)	4.82%	01/08/27	15,000,007
5,000,000	Volkswagen Group of America Finance LLC (a)	5.80%	09/12/25	5,005,212
				51,073,146
	Banks — 7.7%
20,000,000	Bank of America Corp. (c)	5.08%	01/20/27	20,060,898
20,530,000	Bank of America Corp. (c)	3.56%	04/23/27	20,373,419
7,000,000	Bank of America Corp. (c)	4.98%	01/24/29	7,087,977
10,000,000	Bank of America Corp. (c)	4.62%	05/09/29	10,044,048
10,000,000	Bank of New York Mellon (The) (c)	4.59%	04/20/27	10,013,621
2,000,000	Bank of New York Mellon (The) (c)	4.73%	04/20/29	2,021,533
28,833,000	Bank of New York Mellon (The) Corp. (c)	4.95%	04/26/27	28,925,167
9,375,000	Citibank N.A.	4.58%	05/29/27	9,404,273
10,000,000	Citibank N.A., SOFR + 0.78% (b)	5.13%	05/29/27	10,048,374
10,000,000	Citigroup, Inc. (c)	4.64%	05/07/28	10,012,357
2,400,000	Fifth Third Bank N.A. (c)	4.97%	01/28/28	2,415,201
28,000,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	28,104,687
15,000,000	Goldman Sachs Bank USA, SOFR + 0.75% (b)	5.09%	05/21/27	15,041,982
10,000,000	Goldman Sachs Group (The), Inc. (c)	5.80%	08/10/26	10,002,015
15,000,000	Goldman Sachs Group (The), Inc. (c)	4.94%	04/23/28	15,094,232
15,687,000	Huntington National Bank (The) (c)	4.87%	04/12/28	15,772,625
14,631,000	JPMorgan Chase & Co. (c)	1.04%	02/04/27	14,373,986
20,000,000	JPMorgan Chase & Co. (c)	5.04%	01/23/28	20,161,372
15,000,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	15,269,132
7,500,000	JPMorgan Chase & Co. (c)	4.92%	01/24/29	7,582,789
9,144,000	Morgan Stanley (c)	1.59%	05/04/27	8,938,814
10,000,000	Morgan Stanley (c)	5.65%	04/13/28	10,189,590
15,000,000	Morgan Stanley Bank N.A. (c)	4.95%	01/14/28	15,090,813
4,000,000	Morgan Stanley Bank N.A. (c)	4.97%	07/14/28	4,041,124
6,667,000	Morgan Stanley Bank N.A. (c)	5.02%	01/12/29	6,750,853
25,435,000	PNC Bank N.A. (c)	4.78%	01/15/27	25,447,732
20,000,000	PNC Bank N.A. (c)	4.54%	05/13/27	19,978,167
10,000,000	PNC Financial Services Group (The), Inc. (c)	5.10%	07/23/27	10,043,412
8,000,000	PNC Financial Services Group (The), Inc. (c)	5.30%	01/21/28	8,094,985
5,497,000	Santander Holdings USA, Inc. (c)	2.49%	01/06/28	5,328,179
20,000,000	State Street Corp., SOFR + 0.64% (b)	4.98%	10/22/27	20,037,894
8,000,000	State Street Corp. (c)	4.54%	04/24/28	8,026,006
15,900,000	Truist Bank (c)	4.67%	05/20/27	15,901,142
10,000,000	US Bancorp (c)	2.22%	01/27/28	9,665,514
10,000,000	US Bank N.A. (c)	4.73%	05/15/28	10,045,738
15,000,000	Wells Fargo & Co. (c)	5.71%	04/22/28	15,296,375
15,000,000	Wells Fargo & Co., Series W (c)	4.90%	01/24/28	15,081,693
				479,767,719

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages — 1.6%
$27,145,000	Constellation Brands, Inc.	4.40%	11/15/25	$27,117,820
11,716,000	Constellation Brands, Inc.	4.35%	05/09/27	11,683,822
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	19,136,594
10,000,000	Keurig Dr Pepper, Inc., SOFR + 0.58% (b)	4.92%	11/15/26	10,025,566
5,000,000	Keurig Dr Pepper, Inc.	4.35%	05/15/28	4,992,991
29,881,000	Molson Coors Beverage Co.	3.00%	07/15/26	29,443,290
				102,400,083
	Biotechnology — 0.3%
7,000,000	Amgen, Inc.	5.51%	03/02/26	7,000,055
15,000,000	Amgen, Inc.	3.20%	11/02/27	14,621,625
				21,621,680
	Building Materials — 1.1%
15,000,000	Amrize Finance US LLC (a)	4.60%	04/07/27	15,010,163
9,999,000	Amrize Finance US LLC (a)	4.70%	04/07/28	10,052,362
17,613,000	CRH America Finance, Inc. (a)	3.40%	05/09/27	17,282,156
8,611,000	Martin Marietta Materials, Inc.	3.45%	06/01/27	8,447,293
15,000,000	Vulcan Materials Co.	3.90%	04/01/27	14,896,400
				65,688,374
	Commercial Services — 1.2%
25,000,000	Ashtead Capital, Inc. (a)	4.38%	08/15/27	24,818,955
5,010,000	Global Payments, Inc.	4.80%	04/01/26	5,010,553
15,000,000	PayPal Holdings, Inc., SOFR + 0.67% (b)	5.02%	03/06/28	15,070,356
30,000,000	TR Finance LLC	3.35%	05/15/26	29,648,904
				74,548,768
	Computers — 0.2%
12,000,000	Dell International LLC / EMC Corp.	4.75%	04/01/28	12,098,775
	Cosmetics/Personal Care — 0.3%
20,252,000	Haleon US Capital LLC	3.38%	03/24/27	19,919,643
	Diversified Financial Services — 1.3%
6,956,000	American Express Co. (c)	6.34%	10/30/26	6,983,757
16,000,000	American Express Co. (c)	5.65%	04/23/27	16,118,966
7,222,000	American Express Co. (c)	5.10%	02/16/28	7,289,619
10,000,000	American Express Co. (c)	4.73%	04/25/29	10,089,432
5,375,000	Intercontinental Exchange, Inc.	3.10%	09/15/27	5,242,109
32,259,000	Nasdaq, Inc.	3.85%	06/30/26	32,074,750
				77,798,633
	Electric — 0.7%
4,275,000	AEP Transmission Co. LLC	3.10%	12/01/26	4,208,299
8,745,000	Georgia Power Co., SOFR Compounded Index + 0.28% (b)	4.63%	09/15/26	8,745,555
3,765,000	Jersey Central Power & Light Co. (a)	4.30%	01/15/26	3,755,681
15,044,498	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	15,104,068
11,892,000	WEC Energy Group, Inc.	5.00%	09/27/25	11,895,896
				43,709,499
	Electrical Components & Equipments — 0.1%
6,846,000	Molex Electronic Technologies LLC (a)	4.75%	04/30/28	6,854,541

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Environmental Control — 0.8%
$17,296,000	Republic Services, Inc.	0.88%	11/15/25	$17,112,852
30,000,000	Veralto Corp.	5.50%	09/18/26	30,270,922
				47,383,774
	Food — 4.1%
25,000,000	Campbell’s (The) Co.	5.20%	03/19/27	25,277,888
25,000,000	Conagra Brands, Inc.	4.60%	11/01/25	24,972,050
25,567,000	Conagra Brands, Inc.	5.30%	10/01/26	25,741,522
13,232,000	General Mills, Inc.	3.20%	02/10/27	13,005,130
25,000,000	Kraft Heinz Foods Co.	3.00%	06/01/26	24,677,591
20,000,000	Kraft Heinz Foods Co.	3.88%	05/15/27	19,764,129
15,000,000	Mars, Inc. (a)	4.45%	03/01/27	15,026,060
10,000,000	Mars, Inc. (a)	4.60%	03/01/28	10,057,814
25,000,000	McCormick & Co., Inc.	3.40%	08/15/27	24,537,296
14,955,000	Mondelez International, Inc.	2.63%	03/17/27	14,541,280
25,296,000	Sysco Corp.	3.75%	10/01/25	25,253,984
20,953,000	Sysco Corp.	3.30%	07/15/26	20,718,756
15,000,000	Sysco Corp.	3.25%	07/15/27	14,690,386
				258,263,886
	Healthcare-Products — 2.7%
5,400,000	Alcon Finance Corp. (a)	2.75%	09/23/26	5,284,721
30,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	30,054,276
25,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	25,637,578
25,000,000	Solventum Corp.	5.45%	02/25/27	25,395,241
14,074,000	Stryker Corp.	3.38%	11/01/25	14,030,292
20,000,000	Stryker Corp.	3.50%	03/15/26	19,872,116
19,647,000	Stryker Corp.	4.55%	02/10/27	19,714,035
2,579,000	Zimmer Biomet Holdings, Inc.	3.05%	01/15/26	2,560,996
22,284,000	Zimmer Biomet Holdings, Inc.	4.70%	02/19/27	22,374,755
				164,924,010
	Healthcare-Services — 2.4%
29,466,000	Cigna Group (The)	4.50%	02/25/26	29,445,305
17,478,000	Cigna Group (The)	3.40%	03/01/27	17,208,578
10,000,000	Elevance Health, Inc.	5.35%	10/15/25	10,007,119
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,667,748
14,166,000	Elevance Health, Inc.	4.50%	10/30/26	14,180,303
25,466,000	HCA, Inc.	5.88%	02/15/26	25,485,561
20,000,000	HCA, Inc.	5.38%	09/01/26	20,086,077
6,000,000	HCA, Inc.	3.13%	03/15/27	5,867,719
8,000,000	HCA, Inc.	5.00%	03/01/28	8,089,896
				147,038,306
	Insurance — 1.2%
25,000,000	Aon North America, Inc.	5.13%	03/01/27	25,248,568
23,000,000	Arthur J. Gallagher & Co.	4.60%	12/15/27	23,088,688
2,000,000	Brown & Brown, Inc.	4.60%	12/23/26	2,004,138
4,000,000	Brown & Brown, Inc.	4.70%	06/23/28	4,013,963
9,485,000	Marsh & McLennan Cos., Inc.	4.55%	11/08/27	9,544,481
10,000,000	Willis North America, Inc.	4.65%	06/15/27	10,051,363
				73,951,201

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Internet — 0.1%
$5,000,000	Expedia Group, Inc.	5.00%	02/15/26	$5,002,067
	Lodging — 0.3%
20,133,000	Hyatt Hotels Corp.	4.85%	03/15/26	20,139,462
	Machinery-Diversified — 0.2%
15,000,000	John Deere Capital Corp., SOFR + 0.50% (b)	4.85%	03/06/28	15,038,847
	Media — 0.5%
7,127,000	Comcast Corp.	5.35%	11/15/27	7,285,618
21,900,000	FactSet Research Systems, Inc.	2.90%	03/01/27	21,390,487
				28,676,105
	Mining — 0.2%
15,000,000	Glencore Funding LLC, SOFR Compounded Index + 0.75% (a) (b)	5.10%	10/01/26	15,018,240
	Miscellaneous Manufacturing — 0.5%
30,000,000	Teledyne Technologies, Inc.	1.60%	04/01/26	29,395,098
	Oil & Gas — 0.2%
15,000,000	Chevron USA, Inc., SOFR Compounded Index + 0.36% (b)	4.70%	02/26/27	15,028,479
	Packaging & Containers — 1.0%
20,913,000	Amcor Finance USA, Inc.	3.63%	04/28/26	20,736,849
5,000,000	Amcor Flexibles North America, Inc. (a)	4.80%	03/17/28	5,031,509
25,000,000	Berry Global, Inc. (a)	4.88%	07/15/26	24,985,725
13,898,000	Packaging Corp. of America	3.40%	12/15/27	13,560,098
				64,314,181
	Pharmaceuticals — 2.4%
25,000,000	Becton Dickinson & Co.	3.70%	06/06/27	24,704,811
10,000,000	Becton Dickinson & Co.	4.69%	02/13/28	10,081,290
15,000,000	Cencora, Inc.	4.63%	12/15/27	15,071,344
28,892,000	PRA Health Sciences, Inc. (a)	2.88%	07/15/26	28,277,900
21,159,000	Zoetis, Inc.	4.50%	11/13/25	21,143,332
30,000,000	Zoetis, Inc.	5.40%	11/14/25	30,044,733
22,724,000	Zoetis, Inc.	3.00%	09/12/27	22,111,632
				151,435,042
	Pipelines — 1.3%
23,276,000	Energy Transfer, L.P.	4.75%	01/15/26	23,277,247
1,814,000	Sabine Pass Liquefaction LLC	5.88%	06/30/26	1,822,848
5,675,000	Spectra Energy Partners, L.P.	3.38%	10/15/26	5,590,448
6,162,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	6,212,905
35,000,000	Williams Cos. (The), Inc.	4.00%	09/15/25	34,956,520
6,966,000	Williams Cos. (The), Inc.	5.40%	03/02/26	6,998,721
				78,858,689
	Real Estate Investment Trusts — 1.0%
35,000,000	Crown Castle, Inc.	4.45%	02/15/26	34,957,544
30,000,000	Crown Castle, Inc.	3.70%	06/15/26	29,759,184
				64,716,728
	Retail — 0.2%
9,600,000	Starbucks Corp.	4.75%	02/15/26	9,601,291
	Semiconductors — 0.2%
10,000,000	Broadcom, Inc.	3.15%	11/15/25	9,954,300

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software — 4.9%
$30,000,000	Autodesk, Inc.	3.50%	06/15/27	$29,568,559
5,852,000	Cadence Design Systems, Inc.	4.20%	09/10/27	5,848,536
35,000,000	Fidelity National Information Services, Inc.	1.15%	03/01/26	34,328,391
5,000,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	5,008,218
25,088,000	Fiserv, Inc.	3.20%	07/01/26	24,792,060
20,986,000	Fiserv, Inc.	5.15%	03/15/27	21,198,150
17,000,000	Oracle Corp.	5.80%	11/10/25	17,055,720
20,000,000	Oracle Corp.	2.65%	07/15/26	19,645,619
15,000,000	Oracle Corp.	3.25%	11/15/27	14,598,349
2,000,000	Oracle Corp.	4.80%	08/03/28	2,022,184
9,348,000	Roper Technologies, Inc.	1.00%	09/15/25	9,303,163
15,000,000	Roper Technologies, Inc.	3.85%	12/15/25	14,961,836
30,000,000	Synopsys, Inc.	4.55%	04/01/27	30,057,551
10,000,000	Synopsys, Inc.	4.65%	04/01/28	10,079,367
23,165,000	VMware LLC	1.40%	08/15/26	22,446,622
20,765,000	VMware LLC	4.65%	05/15/27	20,840,004
4,059,000	VMware LLC	3.90%	08/21/27	4,015,257
21,542,000	Workday, Inc.	3.50%	04/01/27	21,207,754
				306,977,340
	Telecommunications — 1.6%
25,404,000	AT&T, Inc.	1.70%	03/25/26	24,945,801
16,343,000	AT&T, Inc.	4.25%	03/01/27	16,293,091
26,114,000	T-Mobile USA, Inc.	2.63%	04/15/26	25,761,948
15,000,000	T-Mobile USA, Inc.	3.75%	04/15/27	14,826,614
10,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	10,015,750
10,000,000	Verizon Communications, Inc.	4.13%	03/16/27	9,973,353
				101,816,557
	Water — 0.1%
8,025,000	American Water Capital Corp.	2.95%	09/01/27	7,805,733
	Total Corporate Bonds and Notes			2,624,027,463
	(Cost $2,613,979,227)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 25.2%
	Aerospace/Defense — 1.0%
28,700,000	General Dynamics Corp.	4.42%	08/06/25	28,682,633
15,000,000	L3Harris Technologies, Inc.	4.62%	08/13/25	14,977,227
20,000,000	RTX Corp.	4.61%	08/08/25	19,982,329
				63,642,189
	Banks — 5.1%
25,000,000	Australia & New Zealand Banking Group Ltd.	4.54%	08/08/25	25,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	4.56%	09/04/25	25,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	4.56%	03/11/26	25,000,000
25,000,000	Commonwealth Bank of Australia	4.49%	09/04/25	25,000,000
25,000,000	Macquarie Bank Ltd.	4.70%	01/27/26	25,000,000
15,000,000	National Australia Bank Ltd.	4.65%	10/01/25	15,000,000

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Banks (Continued)
$25,000,000	National Australia Bank Ltd.	4.66%	03/05/26	$25,000,000
15,000,000	Skandinaviska Enskilda Banken AB	4.68%	10/08/25	15,000,000
25,000,000	Svenska Handelsbanken AB	4.58%	08/01/25	25,000,000
25,000,000	Swedbank AB	4.70%	04/06/26	25,000,000
15,000,000	Swedbank AB	4.58%	04/15/26	15,000,000
25,000,000	Swedbank AB	0.00%	07/01/26	25,000,000
20,000,000	Westpac Banking Corp.	4.57%	02/27/26	20,000,000
25,000,000	Westpac Banking Corp.	4.74%	04/13/26	25,000,000
				315,000,000
	Beverages — 0.9%
11,770,000	Bacardi-Martini B.V.	4.93%	08/21/25	11,738,278
9,700,000	Brown-Forman Corp.	4.58%	08/19/25	9,678,150
15,000,000	Keurig Dr Pepper, Inc.	4.59%	08/07/25	14,988,689
20,000,000	Keurig Dr Pepper, Inc.	4.63%	08/14/25	19,967,068
				56,372,185
	Building Materials — 1.1%
20,000,000	Amrize Finance US LLC	4.72%	08/18/25	19,956,087
20,000,000	CRH America Finance, Inc.	4.65%	08/15/25	19,964,421
10,000,000	CRH America Finance, Inc.	4.64%	08/20/25	9,975,881
15,000,000	CRH America Finance, Inc.	4.64%	08/22/25	14,960,050
				64,856,439
	Commercial Services — 0.4%
2,700,000	Global Payments, Inc.	4.80%	08/01/25	2,700,000
23,000,000	Quanta Services, Inc.	4.72%	08/04/25	22,991,085
				25,691,085
	Diversified Financial Services — 0.6%
15,000,000	Intercontinental Exchange, Inc.	4.59%	08/07/25	14,988,687
20,000,000	Intercontinental Exchange, Inc.	4.57%	08/18/25	19,957,484
				34,946,171
	Electric — 0.6%
15,000,000	Virginia Electric and Power Co.	4.62%	08/13/25	14,977,272
20,000,000	Virginia Electric and Power Co.	4.63%	08/19/25	19,954,396
				34,931,668
	Environmental Control — 0.3%
20,000,000	Waste Management, Inc.	4.65%	08/05/25	19,989,810
	Food — 2.2%
24,700,000	J.M. Smucker (The) Co.	4.59%	08/01/25	24,700,000
11,213,000	Kellanova	4.60%	08/11/25	11,198,878
15,000,000	Kellanova	4.61%	08/12/25	14,979,173
9,500,000	McCormick & Co., Inc.	4.57%	08/04/25	9,496,434
15,000,000	McCormick & Co., Inc.	4.59%	08/20/25	14,964,260
7,000,000	Mondelez International, Inc.	4.57%	08/04/25	6,997,372
15,000,000	Mondelez International, Inc.	4.62%	08/08/25	14,986,722
17,200,000	Mondelez International, Inc.	4.61%	08/22/25	17,154,497
22,800,000	Nestle Finance International Ltd.	4.41%	08/11/25	22,772,507
				137,249,843

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Healthcare-Products — 0.2%
$15,000,000	Medtronic Global Holdings SCA	4.43%	08/22/25	$14,961,873
	Healthcare-Services — 0.2%
14,700,000	HCA, Inc.	4.82%	08/06/25	14,690,159
	Household Products/Wares — 0.5%
12,600,000	Reckitt Benckiser Treasury Services PLC	4.58%	08/07/25	12,590,529
15,400,000	Reckitt Benckiser Treasury Services PLC	4.61%	08/21/25	15,361,199
				27,951,728
	Lodging — 0.4%
25,000,000	Marriott International, Inc.	4.62%	08/27/25	24,917,986
	Mining — 0.3%
20,000,000	Glencore Funding LLC	4.62%	08/13/25	19,969,691
	Miscellaneous Manufacturing — 0.5%
18,200,000	Parker-Hannifin Corp.	4.57%	08/13/25	18,172,672
15,000,000	Parker-Hannifin Corp.	4.54%	08/29/25	14,947,941
				33,120,613
	Oil & Gas — 1.0%
15,000,000	Canadian Natural Resources Ltd.	4.96%	08/19/25	14,963,371
15,000,000	Canadian Natural Resources Ltd.	4.94%	08/20/25	14,961,526
20,000,000	Canadian Natural Resources Ltd.	4.93%	08/25/25	19,935,316
15,000,000	Chevron Corp.	4.39%	08/14/25	14,976,607
				64,836,820
	Packaging & Containers — 0.7%
16,600,000	WRKCo, Inc.	4.63%	08/01/25	16,600,000
10,000,000	WRKCo, Inc.	4.56%	08/12/25	9,986,269
15,000,000	WRKCo, Inc.	4.60%	08/28/25	14,949,124
				41,535,393
	Pharmaceuticals — 1.2%
25,000,000	Becton Dickinson & Co.	4.59%	08/19/25	24,943,568
30,000,000	Cencora, Inc.	4.61%	08/01/25	30,000,000
20,000,000	Eli Lilly & Co.	4.39%	08/06/25	19,987,992
				74,931,560
	Pipelines — 3.0%
20,000,000	Enbridge U.S., Inc	4.64%	08/07/25	19,984,753
15,000,000	Enbridge U.S., Inc	4.65%	08/15/25	14,973,284
50,000,000	Energy Transfer, L.P.	4.61%	08/01/25	50,000,000
25,000,000	Plains All American Pipeline, L.P.	4.57%	08/01/25	25,000,000
60,000,000	Targa Resources Corp.	4.57%	08/01/25	60,000,000
15,000,000	TransCanada PipeLines Ltd.	4.62%	08/11/25	14,981,043
				184,939,080
	Real Estate Investment Trusts — 0.5%
10,000,000	Alexandria Real Estate Equities, Inc.	4.69%	08/08/25	9,991,009
20,000,000	Crown Castle, Inc.	4.90%	08/05/25	19,989,133
				29,980,142
	Retail — 1.9%
15,000,000	Alimentation Couche-Tard, Inc.	4.63%	08/06/25	14,990,488
15,000,000	Alimentation Couche-Tard, Inc.	4.66%	08/14/25	14,975,144

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Retail (Continued)
$65,000,000	AutoNation, Inc.	4.82%	08/01/25	$65,000,000
25,000,000	Walmart, Inc.	4.37%	08/04/25	24,991,024
				119,956,656
	Software — 1.6%
14,730,000	Fidelity National Information Services, Inc.	4.68%	08/04/25	14,724,330
20,000,000	Fidelity National Information Services, Inc.	4.69%	08/07/25	19,984,606
15,000,000	Fidelity National Information Services, Inc.	4.69%	08/15/25	14,973,081
15,000,000	Fiserv, Inc.	4.62%	08/12/25	14,979,147
20,000,000	Oracle Corp.	4.66%	08/18/25	19,956,684
15,000,000	Oracle Corp.	4.66%	08/28/25	14,948,455
				99,566,303
	Transportation — 0.7%
15,000,000	Canadian National Railway Co.	4.48%	08/08/25	14,987,129
15,000,000	Canadian National Railway Co.	4.48%	08/11/25	14,981,615
15,000,000	Canadian National Railway Co.	4.48%	08/13/25	14,977,957
				44,946,701
	Water — 0.3%
20,000,000	American Water Capital Corp.	4.57%	08/11/25	19,974,991
	Total Commercial Paper			1,568,959,086
	(Cost $1,568,959,086)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 20.3%
	522 Funding CLO Ltd.
79,805	Series 2018-3A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.04% (a) (b)	5.63%	10/20/31	79,900
	AGL Core CLO 36 Ltd.
250,000	Series 2024-36A, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (b)	5.27%	01/23/38	249,902
	Alloya Auto Receivables Trust
11,000,000	Series 2025-1A, Class A2 (a)	4.78%	10/25/27	10,992,334
7,820,000	Series 2025-1A, Class A3 (a)	4.69%	12/26/28	7,804,520
	Ally Auto Receivables Trust
4,843,000	Series 2024-1, Class A3	5.08%	12/15/28	4,864,853
	American Credit Acceptance Receivables Trust
4,000,000	Series 2025-3, Class A (a)	4.73%	01/12/29	4,000,500
	AMMC CLO 18 Ltd.
154,912	Series 2016-18A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	5.69%	05/26/31	155,007
	Anchorage Capital CLO 6 Ltd.
4,000,000	Series 2015-6A, Class XR4, 3 Mo. CME Term SOFR + 1.10% (a) (b) (d)	0.00%	07/22/38	3,999,476
	Apidos CLO XXIV
348,195	Series 2016-24A, Class A1AL, 3 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.54%	10/20/30	348,560

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Ares LXIII CLO Ltd.
$2,500,000	Series 2022-63A, Class XR, 3 Mo. CME Term SOFR + 1.05% (a) (b) (d)	0.00%	10/15/38	$2,501,285
	Bain Capital Credit CLO Ltd.
5,000,000	Series 2020-1A, Class A1RR, 3 Mo. CME Term SOFR + 0.99% (a) (b) (d)	0.00%	04/18/33	5,003,750
500,000	Series 2020-2A, Class ARR, 3 Mo. CME Term SOFR + 1.24% (a) (b)	5.57%	07/19/34	501,356
	Bank of America Auto Trust
15,700,000	Series 2024-1A, Class A3 (a)	5.35%	11/15/28	15,822,083
4,000,000	Series 2025-1A, Class A2A (a)	4.52%	11/22/27	3,999,337
3,500,000	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.55% (a) (b)	4.90%	11/22/27	3,504,521
	Battalion CLO IX Ltd.
10,000,000	Series 2015-9A, Class ARR, 3 Mo. CME Term SOFR + 0.96% (a) (b) (d)	0.00%	07/15/31	10,008,590
	BlueMountain CLO XXVIII Ltd.
4,000,000	Series 2021-28A, Class X, 3 Mo. CME Term SOFR + 1.05% (a) (b)	5.37%	03/31/38	3,997,872
	BMW Vehicle Lease Trust
30,000,000	Series 2024-1, Class A3	4.98%	03/25/27	30,077,586
	BMW Vehicle Owner Trust
15,011,000	Series 2024-A, Class A3	5.18%	02/26/29	15,155,571
	Carlyle Global Market Strategies CLO Ltd.
591,594	Series 2015-4A, Class A1RR, 3 Mo. CME Term SOFR + 1.22% (a) (b)	5.55%	07/20/32	592,318
15,000,000	Series 2016-1A, Class A1R3, 3 Mo. CME Term SOFR + 1.09% (a) (b)	5.42%	04/20/34	15,033,874
	CarMax Auto Owner Trust
2,221,344	Series 2022-4, Class A3	5.34%	08/16/27	2,227,737
2,858,334	Series 2024-3, Class A2A	5.21%	09/15/27	2,864,357
6,000,000	Series 2025-2, Class A2A	4.59%	07/17/28	6,013,819
6,000,000	Series 2025-2, Class A2B, 30 Day Average SOFR + 0.69% (b)	5.03%	07/17/28	6,022,414
5,000,000	Series 2025-3, Class A2A	4.42%	08/15/28	5,001,729
	CarMax Select Receivables Trust
4,581,913	Series 2024-A, Class A2A	5.78%	09/15/27	4,595,748
10,980,120	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.73% (b)	5.07%	09/15/27	10,990,424
4,000,000	Series 2025-A, Class A2A	4.76%	05/15/28	4,000,597
8,000,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.68% (b)	5.02%	05/15/28	8,007,664
	CarVal CLO I Ltd.
801,407	Series 2018-1A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (b)	5.55%	07/16/31	803,411
	Catamaran CLO Ltd.
53,330	Series 2014-1A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.10% (a) (b)	5.69%	04/22/30	53,399
	Chase Auto Owner Trust
7,569,656	Series 2024-1A, Class A3 (a)	5.13%	05/25/29	7,618,665
4,245,896	Series 2024-3A, Class A2 (a)	5.53%	09/27/27	4,255,753
	CIFC Funding Ltd.
104,695	Series 2017-4A, Class A1R, 3 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.53%	10/24/30	104,801

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Citibank Credit Card Issuance Trust
$20,000,000	Series 2023-A2, Class A2, SOFR + 0.63% (b)	4.97%	12/08/27	$20,013,264
	Citizens Auto Receivables Trust
1,578,984	Series 2024-1, Class A2A (a)	5.43%	10/15/26	1,579,448
10,668,000	Series 2024-2, Class A3 (a)	5.33%	08/15/28	10,741,785
	CoreVest American Finance Trust
1,798,465	Series 2020-2, Class A (a)	3.38%	05/15/52	1,786,746
	Dell Equipment Finance Trust
6,107,000	Series 2024-1, Class A3 (a)	5.39%	03/22/30	6,147,877
23,559,975	Series 2024-2, Class A2 (a)	4.69%	08/22/30	23,569,161
	DLLAA LLC
6,000,000	Series 2025-1A, Class A2 (a)	4.70%	10/20/27	6,007,184
	Dryden 40 Senior Loan Fund
316,549	Series 2015-40A, Class AR2, 3 Mo. CME Term SOFR + CSA + 0.89% (a) (b)	5.48%	08/15/31	316,763
	Dryden 41 Senior Loan Fund
189,435	Series 2015-41A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.97% (a) (b)	5.55%	04/15/31	189,633
	Dryden 53 CLO Ltd.
23,218,768	Series 2017-53A, Class AR, 3 Mo. CME Term SOFR + 1.00% (a) (b)	5.30%	01/15/31	23,253,596
	Dryden 75 CLO Ltd.
10,000,000	Series 2019-75A, Class AR2, 3 Mo. CME Term SOFR + CSA + 1.04% (a) (b)	5.62%	04/15/34	10,022,858
	Exeter Automobile Receivables Trust
14,487,573	Series 2025-2A, Class A2	4.78%	06/15/27	14,491,029
9,250,000	Series 2025-3A, Class A2	4.83%	01/18/28	9,252,801
	Exeter Select Automobile Receivables Trust
12,000,000	Series 2025-1, Class A2	4.83%	10/16/28	12,001,447
7,500,000	Series 2025-2, Class A2	4.54%	06/15/29	7,496,208
	Ford Credit Auto Lease Trust
2,119,820	Series 2024-B, Class A2A	5.18%	02/15/27	2,123,441
14,000,000	Series 2025-A, Class A3	4.72%	06/15/28	14,072,652
	Ford Credit Auto Owner Trust
779,337	Series 2022-C, Class A3	4.48%	12/15/26	779,084
15,632,000	Series 2022-C, Class A4	4.59%	12/15/27	15,645,461
7,426,064	Series 2023-A, Class A3	4.65%	02/15/28	7,432,874
188,352	Series 2023-C, Class A2A	5.68%	09/15/26	188,408
10,000,000	Series 2024-A, Class A3	5.09%	12/15/28	10,084,822
15,000,000	Series 2025-A, Class A2A	4.47%	12/15/27	15,008,812
5,000,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.41% (b)	4.75%	12/15/27	4,998,790
	Galaxy XXI CLO Ltd.
46,819	Series 2015-21A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.02% (a) (b)	5.61%	04/20/31	46,863
	GLS Auto Receivables Issuer Trust
6,974,861	Series 2024-4A, Class A2 (a)	4.76%	10/15/27	6,974,259
	GM Financial Automobile Leasing Trust
9,515,000	Series 2023-3, Class A4	5.44%	08/20/27	9,546,519
	GM Financial Consumer Automobile Receivables Trust
2,348,628	Series 2023-2, Class A3	4.47%	02/16/28	2,351,572
12,540,001	Series 2024-4, Class A2B, 30 Day Average SOFR + 0.40% (b)	4.74%	10/18/27	12,547,359

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	GM Financial Consumer Automobile Receivables Trust (Continued)
$2,500,000	Series 2025-3, Class A2A	4.32%	06/16/28	$2,500,078
2,500,000	Series 2025-3, Class A2B, 30 Day Average SOFR + 0.30% (b)	4.64%	06/16/28	2,501,286
	Greywolf CLO IV Ltd.
20,000,000	Series 2019-1A, Class A1R2, 3 Mo. CME Term SOFR + 1.24% (a) (b) (d)	0.00%	04/17/34	20,015,000
	Greywolf CLO VII Ltd.
68,562	Series 2018-2A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.18% (a) (b)	5.77%	10/20/31	68,672
	Honda Auto Receivables Owner Trust
27,901,000	Series 2024-1, Class A3	5.21%	08/15/28	28,107,406
	Huntington Auto Trust
3,845,234	Series 2024-1A, Class A2 (a)	5.50%	03/15/27	3,847,746
	Hyundai Auto Lease Securitization Trust
1,226,835	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.50% (a) (b)	4.84%	06/15/26	1,227,239
5,275,000	Series 2024-A, Class A3 (a)	5.02%	03/15/27	5,286,583
13,895,000	Series 2024-B, Class A3 (a)	5.41%	05/17/27	13,991,570
6,465,145	Series 2024-C, Class A2A (a)	4.77%	03/15/27	6,474,989
6,000,000	Series 2025-B, Class A2A (a)	4.58%	09/15/27	6,009,538
6,000,000	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.70% (a) (b)	5.04%	09/15/27	6,020,531
	Hyundai Auto Receivables Trust
1,188,718	Series 2023-A, Class A3	4.58%	04/15/27	1,188,918
10,000,000	Series 2023-C, Class A3	5.54%	10/16/28	10,092,848
2,104,949	Series 2024-C, Class A2A	4.53%	09/15/27	2,104,950
10,000,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.34% (b)	4.68%	12/15/27	10,004,470
	John Deere Owner Trust
8,347,602	Series 2023-B, Class A3	5.18%	03/15/28	8,384,962
18,018,000	Series 2024-A, Class A3	4.96%	11/15/28	18,148,713
10,752,687	Series 2024-C, Class A2B, 30 Day Average SOFR + 0.43% (b)	4.77%	08/16/27	10,757,960
	Kubota Credit Owner Trust
3,073,856	Series 2024-1A, Class A2 (a)	5.39%	01/15/27	3,080,239
	Madison Park Funding XLVIII Ltd.
9,001,405	Series 2021-48A, Class A, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (b)	5.74%	04/19/33	9,020,668
	MAN GLG U.S. CLO Ltd.
1,500,000	Series 2021-1A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.30% (a) (b)	5.88%	07/15/34	1,506,852
	Mercedes-Benz Auto Lease Trust
5,575,541	Series 2023-A, Class A3	4.74%	01/15/27	5,575,290
	Mercedes-Benz Auto Receivables Trust
3,209,747	Series 2022-1, Class A3	5.21%	08/16/27	3,219,232
13,891,391	Series 2023-1, Class A3	4.51%	11/15/27	13,894,429
25,406,000	Series 2024-1, Class A3	4.80%	04/16/29	25,515,236
8,514,095	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.32% (b)	4.66%	02/15/28	8,517,112
10,000,000	Series 2025-1, Class A3	4.78%	12/17/29	10,098,962
	Neuberger Berman Loan Advisers CLO 34 Ltd.
5,000,000	Series 2019-34A, Class XR2, 3 Mo. CME Term SOFR + 0.97% (a) (b) (d)	0.00%	07/20/39	5,002,570

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Neuberger Berman Loan Advisers CLO 43 Ltd.
$1,000,000	Series 2021-43A, Class AR, 3 Mo. CME Term SOFR + 1.05% (a) (b)	5.37%	07/17/36	$1,001,216
	Nissan Auto Lease Trust
617,832	Series 2023-B, Class A3	5.69%	07/15/26	618,213
23,500,000	Series 2024-A, Class A3	4.91%	04/15/27	23,570,570
11,090,910	Series 2024-B, Class A2A	5.05%	06/15/27	11,126,847
	Octagon Investment Partners 44 Ltd.
25,000,000	Series 2019-1A, Class AR2, 3 Mo. CME Term SOFR + 1.15% (a) (b)	5.47%	10/15/34	25,021,475
	OHA Credit Funding 12-R Ltd.
3,570,000	Series 2022-12RA, Class X, 3 Mo. CME Term SOFR + 0.95% (a) (b)	5.28%	07/20/37	3,569,950
	OZLM XVII Ltd.
1,963,526	Series 2017-17A, Class A1RR, 3 Mo. CME Term SOFR + 1.15% (a) (b)	5.48%	07/20/30	1,964,855
	OZLM XXII Ltd.
62,416	Series 2018-22A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (b)	5.65%	01/17/31	62,491
	OZLM XXIV Ltd.
161,684	Series 2019-24A, Class A1AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (b)	5.75%	07/20/32	162,025
	Pagaya AI Debt Grantor Trust
5,791,828	Series 2024-10, Class A (a)	5.18%	06/15/32	5,806,293
3,830,654	Series 2024-11, Class A (a)	5.09%	07/15/32	3,834,474
6,204,994	Series 2025-2, Class A1 (a)	4.67%	03/16/26	6,202,642
10,000,000	Series 2025-5, Class A1 (a)	4.68%	08/17/26	10,002,544
	Pagaya AI Debt Trust
5,214,916	Series 2025-R1, Class A1 (a)	4.87%	05/18/26	5,214,148
	Palmer Square Loan Funding Ltd.
20,000,000	Series 2025-2A, Class A1, 3 Mo. CME Term SOFR + 0.94% (a) (b) (d)	0.00%	07/15/33	20,017,160
	PFS Financing Corp.
10,000,000	Series 2025-C, Class A, 30 Day Average SOFR + 0.95% (a) (b)	5.29%	04/15/29	10,009,001
	Porsche Financial Auto Securitization Trust
2,613,334	Series 2023-1A, Class A3 (a)	4.81%	09/22/28	2,616,782
	Porsche Innovative Lease Owner Trust
6,500,000	Series 2025-1A, Class A2B, 30 Day Average SOFR + 0.50% (a) (b)	4.85%	12/20/27	6,509,645
	Rad CLO 4 Ltd.
403,212	Series 2019-4A, Class AR, 3 Mo. CME Term SOFR + 1.23% (a) (b)	5.55%	04/25/32	403,699
	RCKT Trust
3,250,000	Series 2025-1A, Class A (a)	4.90%	07/25/34	3,251,100
	Research-Driven Pagaya Motor Asset Trust
16,076,458	Series 2023-3A, Class A (a)	7.13%	01/26/32	16,123,424
	Research-Driven Pagaya Motor Trust
3,475,831	Series 2024-1A, Class A (a)	7.09%	06/25/32	3,509,227
	Romark CLO Ltd.
49,537	Series 2017-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.03% (a) (b)	5.61%	10/23/30	49,596

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Santander Drive Auto Receivables Trust
$3,530,058	Series 2022-6, Class C	4.96%	11/15/28	$3,531,366
13,395,000	Series 2024-4, Class A3	4.85%	01/16/29	13,422,529
13,061,208	Series 2025-1, Class A2	4.76%	08/16/27	13,063,049
8,000,000	Series 2025-3, Class A2	4.63%	10/16/28	8,006,525
	Saranac CLO VI Ltd.
96,740	Series 2018-6A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.14% (a) (b)	5.72%	08/13/31	96,866
	SBNA Auto Lease Trust
12,817,562	Series 2024-A, Class A3 (a)	5.39%	11/20/26	12,842,379
6,250,000	Series 2025-A, Class A3 (a)	4.83%	04/20/28	6,276,180
	SCCU Auto Receivables Trust
7,500,000	Series 2025-1A, Class A2 (a) (d)	4.67%	11/15/28	7,499,299
7,500,000	Series 2025-1A, Class A3 (a) (d)	4.57%	01/15/31	7,498,202
	Southwick Park CLO LLC
11,250,000	Series 2019-4A, Class A1RR, 3 Mo. CME Term SOFR + 1.00% (a) (b)	5.33%	07/20/32	11,258,691
	Stellantis Financial Underwritten Enhanced Lease Trust
20,175,000	Series 2025-AA, Class A2 (a)	4.63%	07/20/27	20,198,498
	Symphony CLO XV Ltd.
693,944	Series 2014-15A, Class AR3, 3 Mo. CME Term SOFR + CSA + 1.08% (a) (b)	5.66%	01/17/32	695,238
	Symphony CLO XXIX Ltd.
4,000,000	Series 2021-29A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (b) (d)	0.00%	10/15/35	4,002,056
	Symphony CLO XXXII Ltd.
3,970,000	Series 2022-32A, Class XR, 3 Mo. CME Term SOFR + 1.00% (a) (b) (d)	0.00%	10/23/35	3,972,041
	TCI-Flatiron CLO Ltd.
5,000,000	Series 2018-1A, Class AR2, 3 Mo. CME Term SOFR + 0.95% (a) (b)	5.26%	07/29/35	5,003,750
	TICP CLO VII Ltd.
487,576	Series 2017-7A, Class ASR2, 3 Mo. CME Term SOFR + 1.30% (a) (b)	5.62%	04/15/33	487,864
	T-Mobile U.S. Trust
9,480,069	Series 2022-1A, Class A (a)	4.91%	05/22/28	9,483,133
27,295,000	Series 2024-1A, Class A (a)	5.05%	09/20/29	27,458,442
17,000,000	Series 2024-2A, Class A (a)	4.25%	05/21/29	16,972,608
15,000,000	Series 2025-1A, Class A (a)	4.74%	11/20/29	15,102,172
	Toyota Auto Receivables Owner Trust
4,669,972	Series 2022-D, Class A3	5.30%	09/15/27	4,690,166
2,782,558	Series 2023-B, Class A3	4.71%	02/15/28	2,787,428
3,112,250	Series 2023-D, Class A2A	5.80%	11/16/26	3,114,749
7,200,000	Series 2023-D, Class A3	5.54%	08/15/28	7,279,760
15,000,000	Series 2024-A, Class A3	4.83%	10/16/28	15,068,685
6,000,000	Series 2025-B, Class A2A	4.46%	03/15/28	6,002,073
6,000,000	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.54% (b)	4.88%	03/15/28	6,012,678
	Toyota Lease Owner Trust
17,045,000	Series 2024-A, Class A4 (a)	5.26%	06/20/28	17,169,863
10,510,775	Series 2024-B, Class A2B, 30 Day Average SOFR + 0.44% (a) (b)	4.79%	02/22/27	10,510,924

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	USB Auto Owner Trust
$14,000,000	Series 2025-1A, Class A2 (a)	4.51%	06/15/28	$14,008,282
	Venture CLO Ltd.
883,678	Series 2019-37A, Class A1RR, 3 Mo. CME Term SOFR + 1.25% (a) (b)	5.57%	07/15/32	884,866
	Venture XXVII CLO Ltd.
233,021	Series 2017-27A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.05% (a) (b)	5.64%	07/20/30	233,362
	Verizon Master Trust
8,906,000	Series 2024-1, Class A1A	5.00%	12/20/28	8,921,167
12,510,000	Series 2025-3, Class A1A	4.51%	03/20/30	12,528,265
12,500,000	Series 2025-3, Class A1B, 30 Day Average SOFR + 0.55% (b)	4.89%	03/20/30	12,517,730
	Volkswagen Auto Lease Trust
22,850,000	Series 2024-A, Class A3	5.21%	06/21/27	23,020,356
	Volkswagen Auto Loan Enhanced Trust
15,075,000	Series 2025-1, Class A2A	4.51%	01/20/28	15,076,833
5,000,000	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.44% (b)	4.79%	01/20/28	5,004,012
	Voya CLO Ltd.
80,222	Series 2013-2A, Class A1R, 3 Mo. CME Term SOFR + CSA + 0.97% (a) (b)	5.55%	04/25/31	80,310
1,526,394	Series 2013-3A, Class A1RR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (b)	5.74%	10/18/31	1,528,869
85,682	Series 2014-1A, Class AAR2, 3 Mo. CME Term SOFR + CSA + 0.99% (a) (b)	5.58%	04/18/31	85,775
382,670	Series 2016-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 1.07% (a) (b)	5.66%	01/20/31	383,161
13,462	Series 2017-1A, Class A1R, 3 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.53%	04/17/30	13,475
	Voya Ltd.
50,261	Series 2012-4A, Class A1R3, 3 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.58%	10/15/30	50,317
	Westlake Automobile Receivables Trust
5,197,630	Series 2023-P1, Class A2 (a)	5.89%	02/16/27	5,209,602
6,000,000	Series 2025-2A, Class A2A (a)	4.66%	09/15/28	6,001,453
6,000,000	Series 2025-2A, Class A2B, 30 Day Average SOFR + 0.58% (a) (b)	4.92%	09/15/28	5,999,483
4,500,000	Series 2025-P1, Class A2 (a)	4.65%	02/15/28	4,504,973
	World Omni Auto Receivables Trust
4,368,557	Series 2023-A, Class A3	4.83%	05/15/28	4,373,673
1,242,823	Series 2024-C, Class A2A	4.78%	01/18/28	1,243,248
6,000,000	Series 2025-B, Class A2A	4.38%	08/15/28	5,997,526
6,000,000	Series 2025-B, Class A2B, 30 Day Average SOFR + 0.47% (b)	4.81%	08/15/28	6,007,763
	World Omni Automobile Lease Securitization Trust
4,498,000	Series 2025-A, Class A2B, 30 Day Average SOFR + 0.39% (b)	4.73%	12/15/27	4,502,627
	World Omni Select Auto Trust
12,950,430	Series 2024-A, Class A2B, 30 Day Average SOFR + 0.62% (b)	4.96%	02/15/28	12,959,283
	Total Asset-Backed Securities			1,263,379,480
	(Cost $1,261,024,376)
FOREIGN CORPORATE BONDS AND NOTES — 7.1%
	Banks — 4.8%
15,000,000	Barclays PLC	4.38%	01/12/26	14,990,107

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$9,412,000	Barclays PLC (c)	5.09%	02/25/29	$9,519,421
25,000,000	BNP Paribas S.A., SOFR + 0.26% (b)	4.58%	11/07/25	25,000,501
25,000,000	BNP Paribas S.A., SOFR + 0.33% (b)	4.65%	07/10/26	25,053,544
9,850,000	Canadian Imperial Bank of Commerce, SOFR Compounded Index + 0.93% (b)	5.28%	09/11/27	9,899,323
10,000,000	Canadian Imperial Bank of Commerce (c)	4.86%	03/30/29	10,082,906
20,000,000	Cooperatieve Rabobank U.A., SOFR Compounded Index + 0.62% (b)	4.97%	08/28/26	20,077,081
25,000,000	Credit Agricole Corporate and Investment Bank, SOFR + 0.29% (b)	4.61%	03/13/26	25,001,396
5,000,000	Lloyds Banking Group PLC (c)	1.63%	05/11/27	4,883,464
15,000,000	Royal Bank of Canada (c)	5.07%	07/23/27	15,069,893
10,000,000	Royal Bank of Canada (c)	4.72%	03/27/28	10,042,102
5,000,000	Royal Bank of Canada (c)	4.97%	01/24/29	5,058,861
5,000,000	Royal Bank of Canada (c) (d)	4.50%	08/06/29	5,004,757
15,000,000	Svenska Handelsbanken, SOFR + 0.23% (b)	4.55%	10/14/25	15,003,543
25,000,000	Svenska Handelsbanken, SOFR + 0.29% (b)	4.61%	05/29/26	25,045,657
20,000,000	Toronto-Dominion Bank (The), SOFR + 0.45% (b)	4.77%	04/22/26	20,026,250
5,385,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	5,443,769
20,000,000	UBS AG	5.80%	09/11/25	20,023,877
10,000,000	UBS AG (c)	4.86%	01/10/28	10,065,239
15,000,000	UBS Group AG (a) (c)	1.36%	01/30/27	14,755,055
10,000,000	UBS Group AG (a) (c)	4.70%	08/05/27	10,004,280
				300,051,026
	Food — 0.5%
9,955,000	Mondelez International Holdings Netherlands B.V. (a)	4.25%	09/15/25	9,949,274
20,000,000	Mondelez International Holdings Netherlands B.V. (a)	1.25%	09/24/26	19,266,187
				29,215,461
	Healthcare-Services — 0.3%
20,000,000	Icon Investments Six DAC	5.81%	05/08/27	20,338,015
	Insurance — 0.5%
30,360,000	Trinity Acquisition PLC	4.40%	03/15/26	30,317,977
	Packaging & Containers — 0.5%
30,495,000	CCL Industries, Inc. (a)	3.25%	10/01/26	29,946,145
	Pipelines — 0.5%
4,605,000	Enbridge, Inc.	1.60%	10/04/26	4,449,918
25,000,000	TransCanada PipeLines Ltd.	4.88%	01/15/26	24,999,772
				29,449,690
	Total Foreign Corporate Bonds and Notes			439,318,314
	(Cost $437,991,302)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.4%
	Collateralized Mortgage Obligations — 0.6%
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
10,218,750	Series 2024-HQA2, Class A1, 30 Day Average SOFR + 1.25% (a) (b)	5.60%	08/25/44	10,269,906
6,489,051	Series 2025-DNA1, Class A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	6,496,751
	Federal National Mortgage Association
937,028	Series 2014-20, Class NA	3.00%	06/25/33	920,575

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$525,473	Series 2015-28, Class GC	2.50%	06/25/34	$517,438
19,108,193	Series 2025-39, Class CA	3.50%	02/25/36	18,711,517
				36,916,187
	Commercial Mortgage-Backed Securities — 1.7%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
6,461,017	Series K057, Class A2	2.57%	07/25/26	6,352,041
9,072,000	Series K058, Class A2	2.65%	08/25/26	8,903,949
12,127,771	Series K064, Class A1	2.89%	10/25/26	11,984,430
1,265,407	Series K067, Class A1	2.90%	03/25/27	1,248,591
153,719	Series K070, Class A1	3.03%	04/25/27	151,611
8,705,964	Series K071, Class A1	3.07%	10/25/27	8,559,445
8,244,252	Series K076, Class A1	3.73%	12/25/27	8,167,550
14,375,203	Series K079, Class A1	3.73%	02/25/28	14,239,346
13,324,806	Series K080, Class A1	3.74%	04/25/28	13,193,074
6,131,213	Series K157, Class A1	3.99%	06/25/30	6,087,367
3,675,624	Series KF68, Class A, 30 Day Average SOFR + CSA + 0.49% (b)	4.92%	07/25/26	3,677,066
5,719,825	Series KI07, Class A, 30 Day Average SOFR + 0.17% (b)	4.49%	09/25/26	5,715,113
680,944	Series KI08, Class A, 30 Day Average SOFR + 0.20% (b)	4.52%	10/25/26	678,668
845,559	Series KL1E, Class A1E	2.84%	02/25/27	831,434
5,845,051	Series KW08, Class A1	3.42%	02/25/28	5,804,520
	Federal National Mortgage Association
2,695,321	Series 2016-M11, Class A2	2.37%	07/25/26	2,640,649
997,092	Series 2016-M12, Class A2	2.44%	09/25/26	975,975
939,530	Series 2016-M6, Class A2	2.49%	05/25/26	923,644
1,258,647	Series 2016-M9, Class A2	2.29%	06/25/26	1,236,103
1,382,495	Series 2017-M7, Class A2	2.96%	02/25/27	1,353,491
3,967,297	Series 2018-M15, Class APT (e)	3.08%	12/25/26	3,891,942
				106,616,009
	Pass-Through Securities — 0.1%
	Federal Home Loan Mortgage Corporation
9	Pool G15874	5.00%	06/01/26	9
	Federal National Mortgage Association
2	Pool AL6212	4.50%	01/01/27	2
5,000,000	Pool AN9948	3.31%	08/01/25	4,985,342
176	Pool BM1299	5.00%	03/01/27	177
				4,985,530
	Total U.S. Government Agency Mortgage-Backed Securities			148,517,726
	(Cost $148,499,512)
MORTGAGE-BACKED SECURITIES — 2.2%
	Collateralized Mortgage Obligations — 1.7%
	BRAVO Residential Funding Trust
3,371,153	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	3,138,189
	CIM Trust
644,214	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (b)	5.46%	02/25/49	626,782

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	CIM Trust (Continued)
$449,597	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	5.41%	05/25/49	$433,055
3,650,411	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	5.41%	08/25/49	3,502,565
	COLT Mortgage Loan Trust
1,892,197	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	1,766,559
	Connecticut Avenue Securities Trust
3,625,645	Series 2024-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	05/25/44	3,628,932
12,655,405	Series 2024-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	07/25/44	12,677,941
1,224,764	Series 2024-R06, Class 1A1, 30 Day Average SOFR + 1.15% (a) (b)	5.50%	09/25/44	1,227,751
5,427,335	Series 2025-R01, Class 1A1, 30 Day Average SOFR + 0.95% (a) (b)	5.30%	01/25/45	5,427,106
11,432,307	Series 2025-R02, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	02/25/45	11,438,744
12,807,570	Series 2025-R03, Class 2A1, 30 Day Average SOFR + 1.45% (a) (b)	5.80%	03/25/45	12,878,291
14,900,000	Series 2025-R05, Class 2A1, 30 Day Average SOFR + 1.00% (a) (b)	5.32%	07/25/45	14,923,289
	Credit Suisse Mortgage Trust
3,038,687	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	2,925,143
2,642,543	Series 2020-NQM1, Class A1 (a)	2.21%	05/25/65	2,504,340
	Fannie Mae Connecticut Avenue Securities
10,532,576	Series 2025-R04, Class 1A1, 30 Day Average SOFR + 1.00% (a) (b)	5.35%	05/25/45	10,538,321
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
9,712,500	Series 2025-DNA2, Class A1, 30 Day Average SOFR + 1.10% (a) (b)	5.45%	05/25/45	9,727,214
	GCAT Trust
1,423,836	Series 2020-NQM1, Class A1 (a)	3.25%	01/25/60	1,392,797
	JP Morgan Mortgage Trust
2,452,585	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.37%	02/25/50	2,326,693
146,918	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	5.32%	03/25/50	139,418
1,588,983	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.42%	09/25/49	1,525,591
57,012	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	5.32%	03/25/50	56,824
2,918,837	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (b)	5.27%	07/25/50	2,806,699
135,271	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00% (a) (b)	5.43%	06/25/50	134,722
	OBX Trust
1,407,244	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.33%	12/25/49	1,336,873

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Starwood Mortgage Residential Trust
$727,360	Series 2020-1, Class A1 (a)	2.28%	02/25/50	$692,026
				107,775,865
	Commercial Mortgage-Backed Securities — 0.5%
	BANK
932,496	Series 2017-BNK6, Class ASB	3.29%	07/15/60	924,680
112,009	Series 2017-BNK7, Class ASB	3.27%	09/15/60	110,562
	Barclays Commercial Mortgage Trust
2,060,692	Series 2019-C5, Class ASB	2.99%	11/15/52	2,007,088
	BBCMS Mortgage Trust
169,710	Series 2018-C2, Class ASB	4.24%	12/15/51	168,907
73,855	Series 2021-C9, Class A1	0.49%	02/15/54	73,011
	Benchmark Mortgage Trust
1,511,314	Series 2021-B29, Class A1	0.71%	09/15/54	1,477,161
	CD Mortgage Trust
487,885	Series 2016-CD2, Class ASB	3.35%	11/10/49	483,495
2,981,647	Series 2017-CD3, Class AAB	3.45%	02/10/50	2,952,326
	CFCRE Commercial Mortgage Trust
25,304	Series 2016-C4, Class ASB	3.09%	05/10/58	25,266
	Citigroup Commercial Mortgage Trust
1,408,628	Series 2016-C2, Class AAB	2.71%	08/10/49	1,405,586
482,207	Series 2016-C3, Class AAB	2.98%	11/15/49	479,379
93,163	Series 2016-GC36, Class AAB	3.37%	02/10/49	92,975
94,819	Series 2016-GC37, Class AAB	3.10%	04/10/49	94,664
357,547	Series 2017-P7, Class AAB	3.51%	04/14/50	354,758
	CSAIL Commercial Mortgage Trust
149,897	Series 2017-CX10, Class ASB	3.33%	11/15/50	148,428
951,785	Series 2019-C15, Class ASB	3.90%	03/15/52	942,771
	DBJPM 16-C1 Mortgage Trust
2,016,277	Series 2016-C1, Class ASB	3.04%	05/10/49	2,008,966
	GS Mortgage Securities Trust
772,816	Series 2015-GS1, Class A2	3.47%	11/10/48	770,898
	Hilton USA Trust
1,000,000	Series 2016-HHV, Class A (a)	3.72%	11/05/38	982,561
	JPMCC Commercial Mortgage Securities Trust
1,180,953	Series 2017-JP5, Class ASB	3.55%	03/15/50	1,168,330
	Morgan Stanley Bank of America Merrill Lynch Trust
279,097	Series 2016-C29, Class ASB	3.14%	05/15/49	278,217
215,207	Series 2017-C33, Class ASB	3.40%	05/15/50	213,292
	Morgan Stanley Capital I Trust
1,141,401	Series 2016-BNK2, Class ASB	2.86%	11/15/49	1,132,089
1,994,825	Series 2016-UB11, Class ASB	2.61%	08/15/49	1,979,258
	UBS Commercial Mortgage Trust
452,079	Series 2017-C6, Class ASB	3.50%	12/15/50	446,481
6,630,676	Series 2018-C9, Class ASB	4.09%	03/15/51	6,577,023
	Wells Fargo Commercial Mortgage Trust
34,903	Series 2016-C33, Class ASB	3.19%	03/15/59	34,833
55,086	Series 2016-NXS6, Class ASB	2.83%	11/15/49	54,967

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust (Continued)
$2,457,047	Series 2017-C40, Class ASB	3.40%	10/15/50	$2,427,823
111,201	Series 2017-C41, Class ASB	3.39%	11/15/50	110,101
				29,925,896
	Total Mortgage-Backed Securities			137,701,761
	(Cost $138,793,633)
U.S. GOVERNMENT BONDS AND NOTES — 0.5%
33,000,000	U.S. Treasury Note	4.38%	07/15/27	33,262,969
	(Cost $33,284,408)
CERTIFICATES OF DEPOSIT — 0.2%
	Banks — 0.2%
15,000,000	Cooperatieve Rabobank U.A., SOFR + 0.22% (b)	4.54%	03/06/26	15,000,820
	(Cost $15,000,000)
U.S. TREASURY BILLS — 1.3%
45,000,000	U.S. Treasury Bill	(f)	08/12/25	44,941,288
37,000,000	U.S. Treasury Bill	(f)	08/21/25	36,911,796
	Total U.S. Treasury Bills			81,853,084
	(Cost $81,853,337)

	Total Investments — 101.3%			6,312,020,703
	(Cost $6,299,384,881)
	Net Other Assets and Liabilities — (1.3)%			(82,813,035)
	Net Assets — 100.0%			$6,229,207,668

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2025, securities noted as such amounted to $1,031,355,761 or 16.6% of net assets.

(b)	Floating or variable rate security.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2025. Interest will begin accruing on the security’s first settlement date.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REMIC	– Real Estate Mortgage Investment Conduit
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows:

	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$2,624,027,463	$—	$2,624,027,463	$—
Commercial Paper*	1,568,959,086	—	1,568,959,086	—
Asset-Backed Securities	1,263,379,480	—	1,263,379,480	—
Foreign Corporate Bonds and Notes*	439,318,314	—	439,318,314	—
U.S. Government Agency Mortgage-Backed Securities	148,517,726	—	148,517,726	—
Mortgage-Backed Securities	137,701,761	—	137,701,761	—
U.S. Government Bonds and Notes	33,262,969	—	33,262,969	—
Certificates of Deposit*	15,000,820	—	15,000,820	—
U.S. Treasury Bills	81,853,084	—	81,853,084	—
Total Investments	$6,312,020,703	$—	$6,312,020,703	$—

*	See Portfolio of Investments for industry breakout.